As filed with the Securities and Exchange Commission on September 13, 2012

1933 Act Registration No.   2-78310

1940 Act Registration No. 811-3504

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.       ☐

Post-Effective Amendment No. 46 ☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 45 ☒

UBS RMA TAX-FREE FUND INC.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas

New York, New York 10019-6028

(Address of principal executive offices)

Registrant’s telephone number, including area code: (212) 821-3000

MARK F. KEMPER, ESQ.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

(Name and address of agent for service)

Copies to:

JACK W. MURPHY, ESQ.

Dechert LLP

1775 I Street, N.W.

Washington, D.C.  20006-2401

Telephone:  (202) 261-3300

Approximate date of proposed public offering:  effective date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to Rule 485(b)

☐ On                                  pursuant to Rule 485(b)

☐ 60 days after filing pursuant to Rule 485(a)(1)

☐ On                                  pursuant to Rule 485(a)(1)

☐ 75 days after filing pursuant to Rule 485(a)(2)

☐ On                                  pursuant to Rule 485(a)(2)

Title of Securities Being Registered:  Shares of Common Stock of UBS RMA Tax-Free Fund Inc.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 13th day of September, 2012.

UBS RMA TAX-FREE FUND INC.

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Richard Q. Armstrong	Director and Chairman of the	September 13, 2012
Richard Q. Armstrong*	Board of Directors

/s/ Alan S. Bernikow	Director	September 13, 2012
Alan S. Bernikow*

/s/ Richard R. Burt	Director	September 13, 2012
Richard R. Burt*

/s/ Mark E. Carver	President	September 13, 2012
Mark E. Carver**

/s/ Thomas Disbrow	Vice President and Treasurer	September 13, 2012
Thomas Disbrow

/s/ Meyer Feldberg	Director	September 13, 2012
Meyer Feldberg*

/s/ Bernard H. Garil	Director	September 13, 2012
Bernard H. Garil*

/s/ Heather R. Higgins	Director	September 13, 2012
Heather R. Higgins*

/s/ Barry M. Mandinach	Director	September 13, 2012
Barry M. Mandinach***

*                                         Signatures affixed by Lisa R. Price pursuant to Powers of Attorney dated November 14, 2007 and incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of UBS Master Series, Inc., SEC File No. 33-2524, filed June 26, 2008.

**                                  Signature affixed by Lisa R. Price pursuant to Power of Attorney dated May 19, 2010 and incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of UBS Cashfund Inc., SEC File No. 2-60655, filed July 28, 2010.

***                           Signature affixed by Lisa R. Price pursuant to Power of Attorney dated July 20, 2010 and incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of UBS Cashfund Inc., SEC File No. 2-60655, filed July 28, 2010.

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase